Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Profit or loss [abstract]
Research and development expenses	$ 2,711	$ 1,898		$ 2,039
Selling and marketing expenses	661	569		453
General and administrative expenses	16,567	2,723		2,482
Listing expenses	16,802
Operating loss	(36,741)	(5,190)		(4,974)
Finance expenses	7,891	1,128		101
Finance income	1,580	28		237
Gain from remeasurement of investment in associated company	22,164
Share of net profit (loss) of associated companies	(101)	106		(101)
Loss before income tax	(20,989)	(6,184)		(4,939)
Income tax
Net loss	(20,989)	(6,184)		(4,939)
Items that will not be reclassified to profit or loss:
Adjustments arising from translating financial statements from functional currency to presentation currency	(224)	(522)		(7)
Items that will or may be reclassified to profit or loss:
Exchange losses arising on translation of foreign operations	(59)	(238)		(375)
Total other comprehensive loss	(283)	(760)		(382)
Total comprehensive loss	(21,272)	(6,944)		(5,321)
Net loss attributable to:
Equity holders of the Company	(20,914)
Non- controlling interest	$ (75)
Basic loss per share attributable to shareholders	$ (7.82)	$ (8.47)	[1],[2]	$ (7.41)	[1],[2]
Diluted loss per share attributable to shareholders	$ (7.82)	$ (8.47)	[1],[2]	$ (7.41)	[1],[2]

[1]	Restated as a result of the SPAC transaction and after giving effect to the reverse stock split (see also Note 1.B)
[2]	Restated as a result of the SPAC transaction and the reverse share split described in Note 14B(4), the calculation of the basic and diluted loss per share for all past periods presented have been adjusted retrospectively based on the new number of shares as derived from the conversion ratio.